Goodwill and Other Intangible Assets, Net - Changes in carrying amount of goodwill (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Goodwill	¥ 150,720	¥ 78,282	¥ 63,955
Acquisitions of relaxation salons		72,438	22,156
Sales of directly-operated salons to franchisees, and disposal of relaxation salons			¥ (7,829)
Goodwill impairment losses	¥ 0	¥ 0